STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communication Services - 0.1%
Publishing - 0.1%
New York Times Co. - Class A	468	$26,863

Consumer Discretionary - 6.9%
Broadline Retail - 0.3%
eBay, Inc.	1,433	130,331

Casinos & Gaming - 0.0%(a)
Churchill Downs, Inc.	195	18,917

Consumer Electronics - 0.2%
Garmin Ltd.	516	127,049

Distributors - 0.1%
Pool Corp.	126	39,069

Footwear - 0.5%
NIKE, Inc. - Class B	3,631	253,190

Home Improvement Retail - 3.2%
Home Depot, Inc.	3,089	1,251,632
Lowe's Cos., Inc.	1,744	438,285
		1,689,917
Homefurnishing Retail - 0.1%
Williams-Sonoma, Inc.	368	71,926

Other Specialty Retail - 0.2%
Dick's Sporting Goods, Inc.	163	36,222
Tractor Supply Co.	1,598	90,878
		127,100
Restaurants - 2.2%
Domino's Pizza, Inc.	91	39,286
McDonald's Corp.	2,226	676,459
Starbucks Corp.	3,479	294,323
Wingstop, Inc.	94	23,658
Yum! Brands, Inc.	852	129,504
		1,163,230
Specialized Consumer Services - 0.1%
Service Corp. International	428	35,618
Total Consumer Discretionary		3,656,347

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Consumer Staples - 6.7%
Consumer Staples Merchandise Retail - 2.4%
Costco Wholesale Corp.	1,378	$1,275,518

Distillers & Vintners - 0.2%
Brown-Forman Corp. - Class A	132	3,552
Brown-Forman Corp. - Class B	871	23,587
Constellation Brands, Inc. - Class A	466	62,756
		89,895
Food Retail - 0.1%
Casey's General Stores, Inc.	124	70,100

Household Products - 2.1%
Procter & Gamble Co.	7,282	1,118,879

Packaged Foods & Meats - 0.8%
Hershey Co.	437	81,741
Lamb Weston Holdings, Inc.	411	23,871
Marzetti Co.	54	9,331
McCormick & Co., Inc.	752	50,316
Mondelez International, Inc. - Class A	3,985	248,943
		414,202
Soft Drinks & Non-alcoholic Beverages - 1.1%
PepsiCo, Inc.	4,262	598,555
Total Consumer Staples		3,567,149

Energy - 0.1%
Oil & Gas Exploration & Production - 0.1%
Texas Pacific Land Corp.	60	56,018

Financials - 25.3%(b)
Asset Management & Custody Banks - 2.5%
Ameriprise Financial, Inc.	293	143,936
Ares Management Corp. - Class A	653	104,408
Bank of New York Mellon Corp.	2,157	235,027
Blackrock, Inc.	442	515,315
Hamilton Lane, Inc. - Class A	119	16,040
KKR & Co., Inc.	2,104	273,415
SEI Investments Co.	359	30,461
		1,318,602
Diversified Banks - 7.3%
Bank of America Corp.	21,454	1,106,812
First Citizens BancShares, Inc. - Class A	32	57,253

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Diversified Banks - 7.3% (Continued)
JPMorgan Chase & Co.	8,555	$2,698,504
		3,862,569
Financial Exchanges & Data - 3.2%
Cboe Global Markets, Inc.	316	77,499
CME Group, Inc.	1,126	304,234
FactSet Research Systems, Inc.	125	35,811
Intercontinental Exchange, Inc.	1,740	293,155
MarketAxess Holdings, Inc.	108	18,819
Moody's Corp.	458	218,228
Morningstar, Inc.	78	18,097
MSCI, Inc.	223	126,532
Nasdaq, Inc.	1,426	126,130
S&P Global, Inc.	952	463,348
		1,681,853
Insurance Brokers - 1.8%
Aon PLC - Class A	655	233,560
Arthur J Gallagher & Co.	770	238,500
Brown & Brown, Inc.	713	66,872
Marsh & McLennan Cos., Inc.	1,538	309,953
Willis Towers Watson PLC	311	107,435
		956,320
Investment Banking & Brokerage - 3.0%
Evercore, Inc. - Class A	100	33,732
Goldman Sachs Group, Inc.	955	760,514
Houlihan Lokey, Inc.	156	32,030
Jefferies Financial Group, Inc.	441	28,850
Morgan Stanley	3,796	603,412
Raymond James Financial, Inc.	554	95,621
Stifel Financial Corp.	293	33,247
		1,587,406
Life & Health Insurance - 0.4%
Aflac, Inc.	1,649	184,193
Primerica, Inc.	105	29,147
		213,340
Property & Casualty Insurance - 0.7%
Allstate Corp.	790	169,574
Cincinnati Financial Corp.	464	73,358
Erie Indemnity Co. - Class A	70	22,271
Kinsale Capital Group, Inc.	61	25,941
W R Berkley Corp.	844	64,667
		355,811
Regional Banks - 0.2%
Commerce Bancshares, Inc.	350	20,916

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Regional Banks - 0.2% (Continued)
Cullen/Frost Bankers, Inc.	179	$22,692
East West Bancorp, Inc.	417	44,390
First Financial Bankshares, Inc.	366	12,316
Wintrust Financial Corp.	198	26,223
		126,537
Transaction & Payment Processing Services - 6.2%
Jack Henry & Associates, Inc.	217	32,318
Mastercard, Inc. - Class A	2,519	1,432,832
Visa, Inc. - Class A	5,327	1,818,531
		3,283,681
Total Financials		13,386,119

Health Care - 15.2%
Biotechnology - 3.3%
AbbVie, Inc.	5,498	1,273,007
Amgen, Inc.	1,674	472,403
		1,745,410
Health Care Equipment - 2.5%
Abbott Laboratories	5,300	709,882
ResMed, Inc.	435	119,073
STERIS PLC	300	74,232
Stryker Corp.	1,084	400,722
		1,303,909
Health Care Facilities - 0.1%
Ensign Group, Inc.	169	29,198

Health Care Services - 0.0%(a)
Chemed Corp.	47	21,044

Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	870	111,665
Danaher Corp.	2,030	402,468
Thermo Fisher Scientific, Inc.	1,163	564,078
West Pharmaceutical Services, Inc.	231	60,598
		1,138,809
Managed Health Care - 1.8%
UnitedHealth Group, Inc.	2,828	976,508

Pharmaceuticals - 5.4%
Eli Lilly & Co.	2,642	2,015,846
Merck & Co., Inc.	7,800	654,654
Zoetis, Inc.	1,236	180,851
		2,851,351
Total Health Care		8,066,229

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Industrials - 14.6%
Aerospace & Defense - 3.6%
BWX Technologies, Inc.	260	$47,936
General Dynamics Corp.	728	248,248
HEICO Corp.	130	41,967
HEICO Corp. - Class A	227	57,678
L3Harris Technologies, Inc.	569	173,778
Lockheed Martin Corp.	731	364,923
Northrop Grumman Corp.	438	266,882
RTX Corp.	4,158	695,758
		1,897,170
Agricultural & Farm Machinery - 0.0%(a)
Toro Co.	311	23,698

Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	418	51,243

Building Products - 1.2%
A O Smith Corp.	358	26,281
Advanced Drainage Systems, Inc.	229	31,762
Allegion PLC	265	46,998
Armstrong World Industries, Inc.	156	30,577
Carlisle Cos., Inc.	142	46,712
Lennox International, Inc.	91	48,172
Masco Corp.	666	46,880
Owens Corning	246	34,799
Trane Technologies PLC	699	294,950
		607,131
Cargo Ground Transportation - 0.3%
JB Hunt Transport Services, Inc.	230	30,859
Knight-Swift Transportation Holdings, Inc.	470	18,570
Landstar System, Inc.	100	12,256
Old Dominion Freight Line, Inc.	559	78,696
		140,381
Construction & Engineering - 0.5%
Comfort Systems USA, Inc.	111	91,595
Quanta Services, Inc.	461	191,048
		282,643
Construction Machinery & Heavy Transportation Equipment - 1.7%
Allison Transmission Holdings, Inc.	264	22,408
Caterpillar, Inc.	1,486	709,045
Cummins, Inc.	430	181,619
		913,072

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Data Processing & Outsourced Services - 0.3%
Broadridge Financial Solutions, Inc.	350	$83,360
Genpact Ltd.	494	20,694
SS&C Technologies Holdings, Inc.	644	57,161
		161,215
Electrical Components & Equipment - 1.2%
AMETEK, Inc.	694	130,472
Eaton Corp. PLC	1,220	456,585
Hubbell, Inc.	160	68,850
		655,907
Environmental & Facilities Services - 0.8%
Republic Services, Inc.	608	139,524
Tetra Tech, Inc.	795	26,537
Waste Management, Inc.	1,258	277,804
		443,865
Human Resource & Employment Services - 1.0%
Automatic Data Processing, Inc.	1,267	371,865
Paychex, Inc.	978	123,971
Robert Half, Inc.	312	10,602
		506,438
Industrial Machinery & Supplies & Components - 1.6%
Graco, Inc.	497	42,225
IDEX Corp.	213	34,668
Illinois Tool Works, Inc.	847	220,864
ITT, Inc.	244	43,617
Lincoln Electric Holdings, Inc.	169	39,855
Parker-Hannifin Corp.	404	306,293
Snap-on, Inc.	156	54,059
Watts Water Technologies, Inc. - Class A	67	18,712
Xylem, Inc.	727	107,232
		867,525
Rail Transportation - 1.2%
CSX Corp.	5,751	204,218
Union Pacific Corp.	1,839	434,684
		638,902
Research & Consulting Services - 0.4%
Booz Allen Hamilton Holding Corp.	372	37,181
Jacobs Solutions, Inc.	365	54,699
KBR, Inc.	399	18,869
Verisk Analytics, Inc.	428	107,646
		218,395
Trading Companies & Distributors - 0.7%
Fastenal Co.	3,475	170,414
Watsco, Inc.	114	46,090

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Trading Companies & Distributors - 0.7% (Continued)
WW Grainger, Inc.	139	$132,462
		348,966
Total Industrials		7,756,551

Information Technology - 24.2%
Application Software - 1.4%
Intuit, Inc.	841	574,327
Roper Technologies, Inc.	337	168,059
		742,386
Communications Equipment - 0.4%
Motorola Solutions, Inc.	501	229,102

Electronic Components - 0.9%
Amphenol Corp. - Class A	3,755	464,681
Littelfuse, Inc.	61	15,800
		480,481
Electronic Equipment & Instruments - 0.1%
Cognex Corp.	477	21,608

Electronic Manufacturing Services - 0.4%
TE Connectivity PLC	920	201,968

IT Consulting & Other Services - 1.2%
Accenture PLC - Class A	1,950	480,870
Amdocs Ltd.	328	26,913
Cognizant Technology Solutions Corp. - Class A	1,476	98,995
		606,778
Semiconductor Materials & Equipment - 2.8%
Applied Materials, Inc.	2,523	516,559
KLA Corp.	411	443,305
Lam Research Corp.	3,977	532,520
		1,492,384
Semiconductors - 9.2%
Analog Devices, Inc.	1,510	371,007
Broadcom, Inc.	9,703	3,201,117
Microchip Technology, Inc.	1,592	102,238
Monolithic Power Systems, Inc.	137	126,127
QUALCOMM, Inc.	3,355	558,138
Texas Instruments, Inc.	2,825	519,037
Universal Display Corp.	103	14,794
		4,892,458

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Systems Software - 7.7%
Dolby Laboratories, Inc. - Class A	161	$11,652
Microsoft Corp.	5,069	2,625,488
Oracle Corp.	5,135	1,444,167
		4,081,307
Technology Distributors - 0.1%
CDW Corp.	400	63,712
Total Information Technology		12,812,184

Materials - 2.9%
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	184	115,972
Vulcan Materials Co.	397	122,125
		238,097
Gold - 0.1%
Royal Gold, Inc.	196	39,314

Industrial Gases - 1.6%
Air Products and Chemicals, Inc.	666	181,631
Linde PLC	1,468	697,300
		878,931
Paper & Plastic Packaging Products & Materials - 0.1%
Avery Dennison Corp.	236	38,272

Specialty Chemicals - 0.7%
PPG Industries, Inc.	695	73,051
RPM International, Inc.	371	43,734
Sherwin-Williams Co.	699	242,036
		358,821
Total Materials		1,553,435

Utilities - 1.7%
Electric Utilities - 0.9%
NextEra Energy, Inc.	6,409	483,815

Gas Utilities - 0.2%
Atmos Energy Corp.	464	79,228

Independent Power Producers & Energy Traders - 0.4%
Vistra Corp.	1,016	199,055

Water Utilities - 0.2%
American Water Works Co., Inc.	598	83,236

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Water Utilities - 0.2% (Continued)
Essential Utilities, Inc.	761	$30,364
		113,600
Total Utilities		875,698
TOTAL COMMON STOCKS (Cost $41,119,758)		51,756,593

REAL ESTATE INVESTMENT TRUSTS - 2.1%
Real Estate - 2.1%
Data Center REITs - 0.4%
Equinix, Inc.	297	232,622

Industrial REITs - 0.7%
EastGroup Properties, Inc.	138	23,358
First Industrial Realty Trust, Inc.	355	18,272
Prologis, Inc.	2,823	323,290
Rexford Industrial Realty, Inc.	632	25,981
		390,901
Multi-Family Residential REITs - 0.1%
Mid-America Apartment Communities, Inc.	349	48,766

Retail REITs - 0.0%(a)
Agree Realty Corp.	280	19,891

Self-Storage REITs - 0.1%
CubeSmart	677	27,527
National Storage Affiliates Trust	213	6,437
		33,964
Single-Family Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	494	29,986

Telecom Tower REITs - 0.7%
American Tower Corp.	1,457	280,210
SBA Communications Corp.	320	61,872
		342,082
Total Real Estate		1,098,212
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,139,563)		1,098,212

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 4.05%(c)	88,607	88,607
TOTAL MONEY MARKET FUNDS (Cost $88,607)		88,607

TOTAL INVESTMENTS - 100.0% (Cost $42,347,928)		$52,943,412
Other Assets in Excess of Liabilities - 0.0% (a)		9,044
TOTAL NET ASSETS - 100.0%		$52,952,456

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT- Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE 1000 DIVIDEND GROWTH ETF

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Strive 1000 Dividend Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$51,756,593	$—	$—	$51,756,593
Real Estate Investment Trusts	1,098,212	—	—	1,098,212
Money Market Funds	88,607	—	—	88,607
Total Investments	$52,943,412	$—	$—	$52,943,412
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended September 30, 2025, the Strive 1000 Dividend Growth ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.